EARNINGS PER ORDINARY SHARE	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
EARNINGS PER ORDINARY SHARE

6 Earnings per ordinary share

Accounting policy

Earnings per share

Basic earnings per share is calculated by dividing the profit attributable to equity holders by the weighted average number of ordinary shares in issue during the year, excluding shares held by the Company in the Employees’ Share Trust or as treasury shares.

Diluted earnings per share

Diluted earnings per share is calculated by adjusting the basic earnings per share for the effect of conversion to ordinary shares associated with dilutive potential ordinary shares, which comprise share options and awards granted to employees.

Adjusted earnings per share

Adjusted earnings per share is a trend measure, which presents the profitability of the Group excluding the impact of specific transactions that management considers affects the Group’s short-term profitability and comparability of results. The Group presents this measure to assist investors in their understanding of trends. Adjusted attributable profit is the numerator used for this measure. The Group has identified the following items as those to be excluded when arriving at adjusted attributable profit: acquisition and disposal related items including amortisation and impairment of acquisition intangible assets; significant restructuring programmes; significant gains and losses arising from legal disputes and other significant items (including US tax reform) and taxation thereon.

The calculations of the basic, diluted and adjusted earnings per ordinary share are based on the following attributable profit and numbers of shares:

	2019	2018	2017
	$ million	$ million	$ million
Earnings
Attributable profit for the year	600	663	767
Adjusted attributable profit (see below)	893	881	826

Attributable profit is reconciled to adjusted attributable profit as follows:

		2019	2018	2017
	Notes	$ million	$ million	$ million
Attributable profit for the year		600	663	767
Acquisition and disposal related items[1]		34	(7)	(10)
Restructuring and rationalisation costs	3	134	120	–
Amortisation and impairment of acquisition intangibles[2]	9	143	118	140
Legal and other[3]		50	38	(13)
US tax reform	5	–	–	(32)
Taxation on excluded items	5	(68)	(51)	(26)
Adjusted attributable profit		893	881	826

1Acquisition and disposal related items includes a $32m charge within operating profit (2018: $7m credit, 2017: $10m credit) and a $2m charge within share of result of associates (2018: $nil, 2017: $nil).

2In 2019 amortisation and impairment of acquisition intangibles includes a $143m charge within operating profit (2018: $113m charge within operating profit and a $5m charge within share of result of associates; 2017: $140m charge within operating profit).

3Legal and other charge in 2019 includes $45m (2018: $34m charge, 2017: $16m credit) within operating profit (refer to Note 2.6) and a $5m charge (2018: $4m charge, 2017: $3m charge) within other finance costs for unwinding of the discount on the provision for known, anticipated and settled metal-on-metal hip claims globally.

6 Earnings per ordinary share continued

The numerators used for basic and diluted earnings per ordinary share are the same. The denominators used for all categories of earnings per ordinary share are as follows:

	2019	2018	2017
Number of shares (millions)
Basic weighted number of shares	874	873	874
Dilutive impact of share incentive schemes outstanding	3	3	1
Diluted weighted average number of shares	877	876	875
Earnings per ordinary share
Basic	68.6¢	76.0¢	87.8¢
Diluted	68.4¢	75.7¢	87.7¢
Adjusted[4]	102.2¢	100.9¢	94.5¢

4Adjusted earnings per share is calculated using the basic weighted number of shares.